Interest and Inflation Indexation Revenue and Expenses - Schedule of Interest Income (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Income [Line Items]
Interest revenue	$ 3,409,584	$ 3,771,059	$ 4,044,665
Interest expenses	(1,339,502)	(1,608,304)	(2,123,873)
Total net interest income	2,070,082	2,162,755	1,920,792
Interest [Member]
Schedule of Interest Income [Line Items]
Interest revenue	2,734,108	2,940,397	3,211,883
Interest expenses	(969,638)	(1,138,312)	(1,634,708)
Total net interest income	1,764,470	1,802,085	1,577,175
Inflation Indexation [Member]
Schedule of Interest Income [Line Items]
Interest revenue	675,476	830,662	832,782
Interest expenses	(369,864)	(469,992)	(489,165)
Total net interest income	$ 305,612	$ 360,670	$ 343,617